Other Intangible Assets - Currently marketed products acquired from Talecris and Progenika (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Intangible Assets
Intangible assets at beginning of the year	€ 1,636,950	€ 1,557,650
Translation differences	92,781	116,373
Intangible assets at end of the year	2,949,147	1,636,950
Gross carrying amount
Other Intangible Assets
Intangible assets at beginning of the year	2,615,965	2,370,373
Translation differences	140,873	168,039
Intangible assets at end of the year	4,003,893	2,615,965
Accumulated depreciation and amortisation
Other Intangible Assets
Intangible assets at beginning of the year	(908,915)	(747,594)
Translation differences	(40,366)	(46,768)
Intangible assets at end of the year	(1,052,663)	(908,915)
Currently marketed products.
Other Intangible Assets
Intangible assets at beginning of the year	688,517	672,697
Additions	(40,212)	(35,989)
Translation differences	(22,798)	51,809
Intangible assets at end of the year	691,068	688,517
Currently marketed products. | Gross carrying amount
Other Intangible Assets
Intangible assets at beginning of the year	1,083,301	1,004,665
Translation differences	65,561	78,636
Intangible assets at end of the year	1,148,862	1,083,301
Currently marketed products. | Accumulated depreciation and amortisation
Other Intangible Assets
Intangible assets at beginning of the year	(394,784)	(331,968)
Translation differences	(22,798)	(26,827)
Intangible assets at end of the year	€ (457,794)	€ (394,784)
Talecris | Currently marketed products.
Other Intangible Assets
Residual useful life	18 years 5 months	19 years 5 months
Amortization period, intangible assets	30 years	30 years
Talecris | Currently marketed products. | Gross carrying amount
Other Intangible Assets
Intangible assets at beginning of the year	€ 1,059,509	€ 980,873
Translation differences	65,561	78,636
Intangible assets at end of the year	1,125,070	1,059,509
Talecris | Currently marketed products. | Accumulated depreciation and amortisation
Other Intangible Assets
Intangible assets at beginning of the year	(373,772)	(313,335)
Additions	(37,833)	(33,610)
Translation differences	(22,798)	(26,827)
Intangible assets at end of the year	€ (434,403)	€ (373,772)
Progenika Biopharma, S.A. (Spain) | Currently marketed products.
Other Intangible Assets
Residual useful life	2 months	1 year 2 months
Amortization period, intangible assets	10 years	10 years
Progenika Biopharma, S.A. (Spain) | Currently marketed products. | Gross carrying amount
Other Intangible Assets
Intangible assets at beginning of the year	€ 23,792	€ 23,792
Intangible assets at end of the year	23,792	23,792
Progenika Biopharma, S.A. (Spain) | Currently marketed products. | Accumulated depreciation and amortisation
Other Intangible Assets
Intangible assets at beginning of the year	(21,012)	(18,633)
Additions	(2,379)	(2,379)
Intangible assets at end of the year	€ (23,391)	€ (21,012)